GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Assets	$ 1,574,586		$ 1,574,586		$ 1,559,296	$ 89,141
Accumulated deficit	8,301,901		8,301,901		8,081,892	7,466,631
Working capital deficit	1,301,209		1,301,209		1,171,822
Net loss	$ 79,793	$ 48,548	220,009	$ 85,028	615,261	1,069,636
Net cash used in operating activities			14,980	(29,603)	(361,875)	(603,658)
Ney cash used in operating activities			$ (14,980)	29,603	$ 361,875	603,658
Strata Agreement [Member] | Private Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of stock purchased				$ 5,000,000		$ 5,000,000